NID
Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 128.6% (100.0% of Total Investments)
	MUNICIPAL BONDS – 125.7% (97.8% of Total Investments)
	Alabama – 0.1% (0.1% of Total Investments)
$755	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B-	$658,035
	Alaska – 0.4% (0.3% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
2,000	5.000%, 6/01/32	9/20 at 100.00	B3	2,000,620
350	5.000%, 6/01/46	9/20 at 100.00	B3	351,736
2,350	Total Alaska			2,352,356
	Arizona – 0.9% (0.7% of Total Investments)
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/27	2/22 at 100.00	A1	2,121,640
680	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 4.750%, 7/01/30, 144A	7/25 at 100.00	N/R	605,030
665	Florence Town Inc, Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 5.000%, 7/01/23	No Opt. Call	Ba2	697,060
75	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.250%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	78,582
290	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	301,832
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014, 5.125%, 2/01/34	2/24 at 100.00	B+	1,017,400
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2013, 5.000%, 7/01/25	10/20 at 102.00	BB-	770,290
5,470	Total Arizona			5,591,834
	Arkansas – 0.4% (0.3% of Total Investments)
2,665	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B	2,695,568
	California – 13.8% (10.8% of Total Investments)
1,850	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 4.000%, 10/01/35 – AGM Insured	10/26 at 100.00	AA	2,040,550
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender Option Bond Trust 2016-XG0089, 26.877%, 8/01/30 – AGM Insured, 144A (IF) (5)	No Opt. Call	AA	6,097,163

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$620	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (4)	$640,237
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, 3.369%, 10/01/31, 144A (IF) (5)	10/26 at 100.00	AA	746,258
3,440	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	3,897,898
10	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	10,939
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,095	5.250%, 11/01/29	11/26 at 100.00	BBB-	1,276,058
1,140	5.000%, 11/01/30	11/26 at 100.00	BBB-	1,296,340
1,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	BBB	1,039,320
1,000	California Public Finance Authority, Revenue Bonds, Verity Health System, Series 2015B, 7.250%, 6/10/20 (6)	No Opt. Call	N/R	980,000
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
500	5.250%, 12/01/29	12/24 at 100.00	BB	554,435
2,500	5.250%, 12/01/34	12/24 at 100.00	BB	2,733,775
2,500	5.250%, 12/01/44	12/24 at 100.00	BB	2,689,000
1,713	5.500%, 12/01/54	12/24 at 100.00	BB	1,840,533
2,300	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/27, 144A	6/26 at 100.00	BB	2,619,562
2,765	California Statewide Community Development Authority, Certificates of Participation, Methodist Hospital of Southern California, Series 2018, 4.250%, 1/01/43	1/28 at 100.00	BBB+	2,962,697
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	10/20 at 100.00	N/R	5,017,150
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/29 – AGM Insured (7)	No Opt. Call	AA	3,397,980
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
2,000	5.000%, 6/01/30	6/28 at 100.00	BBB	2,482,040
3,260	5.000%, 6/01/32	6/28 at 100.00	BBB	3,994,022
5,290	5.000%, 6/01/33	6/28 at 100.00	BBB	6,453,271
3,805	5.000%, 6/01/34	6/28 at 100.00	BBB-	4,622,504
1,415	5.000%, 6/01/35	6/28 at 100.00	BB+	1,711,216
2,235	3.500%, 6/01/36	6/22 at 100.00	BB-	2,268,324
100	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23	10/20 at 100.00	A	100,387
2,315	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	2,596,041

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (4)	$265,418
4,100	Natomas Unified School District, Sacramento County, California, General Obligation Bonds, Election 2018, Series 2019, 3.000%, 8/01/46 – AGM Insured (UB) (5)	8/26 at 100.00	AA	4,265,312
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities District 99-1, Shores Transportation Improvement Project, Series 2012B, 5.000%, 9/01/29	9/22 at 100.00	N/R	742,511
1,975	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,241,427
85	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	86,286
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014, 5.000%, 9/01/29	9/24 at 100.00	N/R	563,145
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2005A, 5.750%, 10/01/24 – AGM Insured	No Opt. Call	AA	2,887,029
440	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	463,228
260	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding Bonds Series 2013, 5.000%, 9/01/20	No Opt. Call	N/R	260,000
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32	3/23 at 100.00	N/R	1,593,930
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32	3/23 at 100.00	N/R	1,593,930
10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27	9/20 at 100.00	B	10,046,700
880	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	9/20 at 100.00	Baa1	881,443
78,678	Total California			89,958,059
	Colorado – 3.1% (2.4% of Total Investments)
	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017:
750	4.000%, 12/31/30 (AMT)	12/27 at 100.00	A-	873,352
250	4.000%, 6/30/31 (AMT)	12/27 at 100.00	A-	289,437
645	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/29	6/23 at 100.00	A+	700,670
170	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 6.125%, 11/01/20 (ETM)	No Opt. Call	N/R (4)	171,637
75	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22	No Opt. Call	BB+	76,973
215	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)	No Opt. Call	N/R (4)	217,191
889	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017, 6.875%, 10/01/27 (AMT) (6), (8)	No Opt. Call	N/R	144,267

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust 2015-XF0223, 14.101%, 11/15/30, 144A (IF) (5)	11/22 at 100.00	AA+	$4,157,609
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Tender Option Bond Trust 2016-XF2354:
100	22.173%, 3/01/25, 144A (IF) (5)	No Opt. Call	AA	199,597
300	22.173%, 3/01/26, 144A (IF) (5)	No Opt. Call	AA	654,666
430	22.122%, 3/01/27, 144A (IF) (5)	No Opt. Call	AA	1,010,539
725	22.173%, 3/01/28, 144A (IF) (5)	No Opt. Call	AA	1,817,582
200	22.173%, 3/01/29, 144A (IF) (5)	No Opt. Call	AA	527,366
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/26	No Opt. Call	Baa2	2,193,280
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/21, 144A	No Opt. Call	N/R	1,027,860
1,900	Rangely Hospital District, Rio Blanco County, Colorado, General Obligation Bonds, Refunding Series 2011, 6.000%, 11/01/26	11/21 at 100.00	Baa3	1,971,307
366	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016, 3.000%, 12/01/21	No Opt. Call	N/R	364,584
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27	12/22 at 100.00	AA-	3,467,835
16,435	Total Colorado			19,865,752
	Connecticut – 0.2% (0.2% of Total Investments)
900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/37	7/22 at 100.00	BBB+	941,625
7,954	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (6)	No Opt. Call	N/R	517,015
8,854	Total Connecticut			1,458,640
	District of Columbia – 0.7% (0.5% of Total Investments)
	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013:
250	4.000%, 10/01/20	No Opt. Call	BB-	249,900
670	4.000%, 10/01/21	No Opt. Call	BB-	666,482
800	District of Columbia, Revenue Bonds, District of Columbia International School, Series 2019, 5.000%, 7/01/39	7/29 at 100.00	BBB	925,248
355	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A, 4.125%, 7/01/27	7/24 at 103.00	N/R	347,229
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option Bond Trust 2016-XF2341:
745	21.569%, 6/01/29, 144A (IF) (5)	6/21 at 100.00	AA+	867,836
785	21.490%, 6/01/30, 144A (IF) (5)	6/21 at 100.00	AA+	915,436
520	21.569%, 6/01/31, 144A (IF) (5)	6/21 at 100.00	AA+	604,141
4,125	Total District of Columbia			4,576,272

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 10.0% (7.8% of Total Investments)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
$425	5.000%, 11/15/20	No Opt. Call	BBB	$427,516
150	5.000%, 11/15/23	No Opt. Call	BBB	162,819
590	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/25 at 100.00	N/R	610,025
7,200	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015, 5.750%, 7/01/30, 144A	7/25 at 100.00	N/R	7,274,808
430	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Series 2001F-1, 5.000%, 10/01/31 – NPFG Insured	10/20 at 100.00	Baa2	430,542
1,715	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	10/20 at 100.00	Baa3	1,721,328
505	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23	No Opt. Call	BBB-	517,241
180	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 3.500%, 11/01/21	No Opt. Call	N/R	180,736
665	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2011A, 6.500%, 6/15/21 (ETM)	No Opt. Call	N/R (4)	686,446
10,750	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	10/20 at 104.00	N/R	9,477,952
495	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22	No Opt. Call	N/R	510,142
	Lake Powell Residential Golf Community Development District, Bay County, FLorida, Special ASsessment Revenue Refunding Bonds, Series 2012:
510	5.250%, 11/01/22	No Opt. Call	N/R	526,447
1,255	5.750%, 11/01/32	11/23 at 100.00	N/R	1,331,856
1,600	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	10/20 at 100.00	BB-	1,601,328
4,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (AMT), 144A	10/20 at 100.00	A-	4,008,360
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender Option Bond Trust 2016-XG0099:
700	21.450%, 7/01/22, 144A (IF) (5)	No Opt. Call	A	949,298
820	21.450%, 7/01/23, 144A (IF) (5)	7/22 at 100.00	A	1,159,685
1,115	21.450%, 7/01/24, 144A (IF) (5)	7/22 at 100.00	A	1,571,537
800	21.450%, 7/01/25, 144A (IF) (5)	7/22 at 100.00	A	1,122,200
370	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	381,152
645	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22	No Opt. Call	N/R	669,420

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2:
$1,500	0.000%, 10/01/40	10/29 at 68.72	BBB+	$762,990
2,000	0.000%, 10/01/41	10/29 at 66.18	BBB+	976,240
2,000	0.000%, 10/01/42	10/29 at 63.69	BBB+	937,120
1,000	0.000%, 10/01/44	10/29 at 59.08	BBB+	431,870
4,000	0.000%, 10/01/45	10/29 at 56.95	BBB+	1,663,800
500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/25 (Pre-refunded 12/01/24)	12/24 at 100.00	N/R (4)	597,695
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/33	11/22 at 100.00	BBB+	951,993
365	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/39, 144A	4/29 at 100.00	Ba1	365,237
2,610	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2017, 4.000%, 5/01/31	5/27 at 100.00	BBB	2,896,500
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	5/22 at 100.00	BBB	1,846,213
800	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/25	5/23 at 100.00	N/R	820,312
	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014B:
2,925	5.000%, 7/01/29	7/24 at 100.00	A-	3,294,925
2,350	5.000%, 7/01/30	7/24 at 100.00	A-	2,635,360
1,560	5.000%, 7/01/31	7/24 at 100.00	A-	1,744,454
1,400	5.000%, 7/01/32	7/24 at 100.00	A-	1,560,370
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond Trust 2016-XG0097:
400	21.551%, 7/01/27 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	554,988
290	21.551%, 7/01/28 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	402,091
1,000	16.518%, 7/01/29 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	1,282,280
1,000	16.518%, 7/01/30 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	1,275,030
1,000	21.551%, 7/01/31 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	1,384,610
785	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.000%, 5/01/23	5/22 at 100.00	N/R	811,871
1,030	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/23	No Opt. Call	N/R	1,048,221
205	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22	No Opt. Call	BBB-	215,439
1,235	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017, 3.500%, 5/01/22	No Opt. Call	N/R	1,241,274
67,510	Total Florida			65,021,721

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia – 0.4% (0.3% of Total Investments)
$650	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1, 6.500%, 1/01/29	1/28 at 100.00	N/R	$543,881
1,867	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc Project, Series 2009A, 8.750%, 6/01/29	10/20 at 100.00	Baa3	1,874,131
2,517	Total Georgia			2,418,012
	Guam – 3.3% (2.5% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,860	5.000%, 11/15/24	No Opt. Call	BB	2,074,179
2,170	5.000%, 11/15/33	11/25 at 100.00	BB	2,401,799
	Guam Government Department of Education, Certificates of Participation, John F Kennedy High School Project, Series 2010A:
340	6.000%, 12/01/20	No Opt. Call	B+	342,424
325	6.875%, 12/01/40	12/20 at 100.00	B+	327,792
1,100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	A-	1,237,379
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
1,365	5.250%, 7/01/24	7/23 at 100.00	A-	1,522,453
2,500	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A- (4)	2,853,925
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
2,500	5.000%, 12/01/25	No Opt. Call	BB	2,836,300
3,750	5.000%, 12/01/26	No Opt. Call	BB	4,308,637
1,000	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.250%, 10/01/34 (AMT)	10/23 at 100.00	BBB+	1,034,840
2,025	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,169,970
200	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/31	10/24 at 100.00	BBB	222,292
19,135	Total Guam			21,331,990
	Hawaii – 1.2% (1.0% of Total Investments)
6,215	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	6,385,850
210	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	A-	214,910
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc, Series 1997, 5.625%, 11/15/27 (AMT)	10/20 at 100.00	Ba3	1,551,814
7,975	Total Hawaii			8,152,574
	Idaho – 0.4% (0.3% of Total Investments)
2,530	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/30	9/26 at 100.00	BB+	2,917,444
	Illinois – 19.7% (15.3% of Total Investments)
4,250	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates, 4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A	No Opt. Call	N/R	4,271,505

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 5.750%, 4/01/34	4/27 at 100.00	A-	$5,823,100
440	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017, 5.000%, 4/01/42	4/27 at 100.00	A-	480,828
750	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	BB	759,487
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C:
470	5.250%, 12/01/35	12/24 at 100.00	BB	507,327
555	5.250%, 12/01/39	12/24 at 100.00	BB	595,099
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
1,230	5.000%, 12/01/20	No Opt. Call	BB	1,239,680
3,420	5.000%, 12/01/31	12/20 at 100.00	BB	3,434,569
3,405	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/33	12/22 at 100.00	BB	3,518,591
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
7,225	5.000%, 12/01/26	No Opt. Call	BB	8,284,980
1,875	5.000%, 12/01/27	No Opt. Call	BB	2,174,006
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	BB	1,117,320
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A, 5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	AA	1,238,560
2,115	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/23	No Opt. Call	BB	2,299,978
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	BB	1,220,330
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,470	0.000%, 12/01/22 – FGIC Insured	No Opt. Call	Baa2	1,400,410
1,500	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Baa2	1,225,620
2,119	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29	9/20 at 100.00	N/R	2,119,312
768	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (6)	10/20 at 100.00	N/R	549,202
2,630	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB+	1,646,485
225	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C, 0.000%, 1/01/29	No Opt. Call	BBB+	169,040
3,215	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.000%, 1/01/40	1/21 at 100.00	BBB+	3,234,869
2,680	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/23	1/22 at 100.00	BBB+	2,775,462

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
$850	5.000%, 1/01/24	No Opt. Call	BBB+	$923,610
1,500	5.000%, 1/01/25	No Opt. Call	BBB+	1,660,050
515	5.000%, 1/01/31	1/26 at 100.00	BBB+	567,118
1,685	5.000%, 1/01/38	1/26 at 100.00	BBB+	1,819,766
2,000	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 1/01/49	1/29 at 100.00	BBB+	2,269,760
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF0124:
1,000	20.956%, 11/15/29, 144A (IF) (5)	11/22 at 100.00	A+	1,359,000
3,040	20.956%, 11/15/33, 144A (IF) (5)	11/22 at 100.00	A+	4,020,886
1,100	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	BB-	1,107,623
5,530	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	BB-	5,568,323
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339:
330	21.856%, 9/01/21, 144A (IF) (5)	No Opt. Call	AA+	407,537
480	21.897%, 9/01/21, 144A (IF) (5)	No Opt. Call	AA+	592,997
435	21.838%, 9/01/22, 144A (IF) (5)	No Opt. Call	AA+	632,912
	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016:
1,500	3.000%, 9/01/30	9/26 at 100.00	A-	1,546,140
1,475	3.000%, 9/01/31	9/26 at 100.00	A-	1,513,763
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,035	5.000%, 5/15/21 (ETM)	No Opt. Call	A1 (4)	1,066,578
1,210	5.000%, 5/15/22 (ETM)	No Opt. Call	A1 (4)	1,298,330
1,575	5.000%, 5/15/24 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (4)	1,689,975
775	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/37	8/27 at 100.00	Baa3	774,977
2,500	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.000%, 6/15/27 – AGM Insured	6/24 at 100.00	AA	2,793,600
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BB+	880,100
	Illinois State, General Obligation Bonds, December Series 2017A:
890	5.000%, 12/01/27	No Opt. Call	BBB-	1,022,174
1,020	5.000%, 12/01/28	12/27 at 100.00	BBB-	1,163,851
2,250	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB-	2,282,422
1,875	Illinois State, General Obligation Bonds, June Series 2016, 3.500%, 6/01/29	6/26 at 100.00	BBB-	1,906,275
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB-	1,702,095
5,175	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB-	5,848,216
3,050	Illinois State, General Obligation Bonds, November Series 2019B, 4.000%, 11/01/34	11/29 at 100.00	BBB-	3,173,555
4,565	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/26	No Opt. Call	BBB-	5,132,293

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,870	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	10/20 at 100.00	BBB-	$1,874,376
	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,750	5.000%, 8/01/22	No Opt. Call	BBB-	1,858,955
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,395,240
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 17.840%, 8/01/23 – AGM Insured, 144A (IF) (5)	No Opt. Call	AA	2,790,480
3,560	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2016C, 4.000%, 6/15/30 – BAM Insured	6/26 at 100.00	AA	3,892,682
2,275	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 12/15/28	6/22 at 100.00	BBB	2,385,497
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 5.000%, 12/15/26	No Opt. Call	BBB	1,155,510
	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
1,100	5.000%, 10/01/25	4/25 at 100.00	BBB+	1,210,594
200	5.000%, 10/01/26	4/25 at 100.00	BBB+	218,684
435	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B-	392,218
2,500	Wauconda, Illinois, Special Service Area 1 Secial Tax Bonds, Liberty Lake Project, Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured	3/25 at 100.00	AA	2,891,700
118,892	Total Illinois			127,875,622
	Indiana – 2.5% (1.9% of Total Investments)
880	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A, 6.000%, 11/15/22 (6)	No Opt. Call	N/R	8,800
3,840	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.000%, 3/01/33	3/23 at 100.00	B+	3,914,688
285	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 6.000%, 10/01/21	10/20 at 100.00	B	285,527
730	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	771,033
745	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	783,949
5,590	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	10/20 at 100.00	B-	5,279,923
1,295	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A, 5.500%, 4/01/24	No Opt. Call	Ba1	1,472,402
200	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	212,602
3,000	Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP Products North America Inc Project, Refunidng Series 2019A, 5.000%, 12/01/44 (AMT) (Mandatory Put 6/05/26)	No Opt. Call	A1	3,679,230
16,565	Total Indiana			16,408,154

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa – 2.4% (1.9% of Total Investments)
$1,925	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	$1,959,823
3,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	3,140,880
3,990	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	10/20 at 104.00	BB-	4,153,311
4,640	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	4,822,677
1,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	10/20 at 100.00	B-	1,522,110
15,055	Total Iowa			15,598,801
	Kansas – 1.3% (1.0% of Total Investments)
2,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 2016-XG0056, 22.180%, 11/15/32, 144A (IF) (5)	5/22 at 100.00	AA	2,684,740
310	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 2015-XF2190, 17.778%, 11/15/32, 144A (IF) (5)	5/22 at 100.00	AA	395,594
200	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	239,486
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B, 6.100%, 12/15/34	12/22 at 100.00	N/R	1,000,000
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 5.250%, 12/15/29	12/22 at 100.00	N/R	3,991,040
12,510	Total Kansas			8,310,860
	Kentucky – 1.1% (0.8% of Total Investments)
	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019:
920	5.000%, 2/01/31	2/30 at 100.00	BBB-	1,109,401
125	4.000%, 2/01/33	2/30 at 100.00	BBB-	134,640
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
3,000	5.000%, 6/01/30	6/27 at 100.00	Baa3	3,410,310
1,315	5.000%, 6/01/31	6/27 at 100.00	Baa3	1,487,791
685	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/33	7/25 at 100.00	BBB+	737,409
175	Owensboro, Kentucky, Water Revenue Bonds, Refunding & Improvement Series 2014, 2.500%, 9/15/21 – BAM Insured	No Opt. Call	AA	178,815
6,220	Total Kentucky			7,058,366

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 1.9% (1.5% of Total Investments)
	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
$780	5.625%, 7/01/26	7/21 at 100.00	B	$790,499
60	6.250%, 7/01/31	7/21 at 100.00	B	61,079
3,300	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	Baa2	3,526,314
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	Baa2	1,006,890
2,840	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 0.000%, 10/01/31 (7)	No Opt. Call	Baa1	2,787,204
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
250	5.250%, 5/15/22 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	258,880
500	6.250%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	521,195
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/22	No Opt. Call	AA-	1,051,230
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
500	5.000%, 1/01/31 (AMT)	1/27 at 100.00	A	593,275
800	5.000%, 1/01/32 (AMT)	1/27 at 100.00	A	944,776
720	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	722,160
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/29	11/24 at 100.00	N/R	295,955
12,035	Total Louisiana			12,559,457
	Maine – 0.1% (0.1% of Total Investments)
500	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 0.000%, 12/15/33 (AMT), 144A	12/26 at 100.00	N/R	275,000
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB	373,083
850	Total Maine			648,083
	Maryland – 0.6% (0.4% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
350	5.000%, 9/01/26	No Opt. Call	BB-	317,398
1,000	5.000%, 9/01/33	9/27 at 100.00	BB-	894,610
2,000	5.000%, 9/01/34	9/27 at 100.00	BB-	1,788,180
775	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	10/20 at 100.00	BB-	777,123
4,125	Total Maryland			3,777,311

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts – 0.3% (0.3% of Total Investments)
$1,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 5.000%, 7/01/26	No Opt. Call	BBB	$1,185,320
995	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013, 5.250%, 7/01/29 (AMT)	7/22 at 100.00	AA	1,050,352
1,995	Total Massachusetts			2,235,672
	Michigan – 4.1% (3.2% of Total Investments)
930	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB-	989,083
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,886,100
5,000	5.000%, 7/01/25 – AGM Insured	7/24 at 100.00	AA	5,811,300
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	5,786,650
1,945	5.000%, 7/01/31 – AGM Insured	7/24 at 100.00	AA	2,237,489
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	A+	2,341,100
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	A+	2,339,440
165	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB-	165,254
130	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	B	127,135
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond Trust 2015-XF0126:
7	21.741%, 12/01/27 (Pre-refunded 12/01/20), 144A (IF) (5)	12/20 at 100.00	N/R (4)	7,334
818	21.741%, 12/01/27, 144A (IF)	12/20 at 100.00	AA-	857,084
175	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/22	10/20 at 100.00	BBB-	175,469
23,170	Total Michigan			26,723,438
	Minnesota – 0.1% (0.1% of Total Investments)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Series 2015-8D:
260	4.000%, 5/01/24	5/23 at 100.00	Baa2	272,423
250	4.000%, 5/01/26	5/23 at 100.00	Baa2	260,712
510	Total Minnesota			533,135
	Mississippi – 0.5% (0.4% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue Bonds, Northrop Grumman Ship Systems Inc Project, Series 2006, 4.550%, 12/01/28	10/20 at 100.00	BBB	1,792,953

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi (continued)
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
$800	22.548%, 1/01/26 (Pre-refunded 1/01/22), 144A (IF) (5)	1/22 at 100.00	AA- (4)	$1,056,096
500	22.548%, 1/01/28 (Pre-refunded 1/01/22), 144A (IF) (5)	1/22 at 100.00	AA- (4)	660,060
3,145	Total Mississippi			3,509,109
	Missouri – 1.7% (1.3% of Total Investments)
1,515	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/24	No Opt. Call	BBB-	1,660,576
1,125	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 4.000%, 11/01/27	11/25 at 100.00	N/R	1,135,935
2,695	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.000%, 12/01/36	12/22 at 100.00	BBB	2,788,409
865	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24	5/23 at 100.00	N/R	875,389
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
385	5.000%, 11/15/23	No Opt. Call	N/R	405,678
800	5.000%, 11/15/25	No Opt. Call	N/R	864,096
1,580	Saint Louis County, Missouri, Special Obligation Bonds, Meramec Building Replacement & Capital Projects, Series 2017B, 5.000%, 12/01/20	No Opt. Call	AA	1,599,008
1,595	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation Revenue Bonds, Contructual Payments of St Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38	4/27 at 100.00	A	1,778,951
10,560	Total Missouri			11,108,042
	Nebraska – 0.9% (0.7% of Total Investments)
2,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	2,116,320
1,445	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A	1,555,427
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26	5/24 at 100.00	A-	720,007
1,205	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2018C, 3.750%, 9/01/38	9/27 at 100.00	AA+	1,323,970
5,285	Total Nebraska			5,715,724
	Nevada – 0.8% (0.6% of Total Investments)
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
320	5.000%, 9/01/29	9/27 at 100.00	A-	385,936
495	5.000%, 9/01/31	9/27 at 100.00	A-	589,560
1,630	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project, Refunding Series 2012, 5.000%, 9/01/27	9/22 at 100.00	A-	1,741,476

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone, Refunding Series 2013:
$180	5.000%, 3/01/21	No Opt. Call	N/R	$181,994
180	5.000%, 3/01/22	No Opt. Call	N/R	185,776
1,465	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016, 5.000%, 6/15/31	6/26 at 100.00	BBB+	1,693,701
160	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017, 5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	170,843
4,430	Total Nevada			4,949,286
	New Jersey – 10.0% (7.8% of Total Investments)
3,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	BBB+	3,322,920
900	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/25	6/22 at 100.00	BBB+	929,979
2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/42	12/27 at 100.00	BBB+	2,855,500
1,875	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B, 5.000%, 6/15/35	12/28 at 100.00	BBB+	2,195,869
1,400	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/37	11/29 at 100.00	BBB+	1,510,852
2,175	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42	6/27 at 100.00	BBB+	2,465,015
1,200	New Jersey Economic Development Authority, School Facilities Construction Bonds, Tender Option Bond Trust 2018-XG0168, 4.860%, 9/01/27, 144A (IF) (5)	3/23 at 100.00	BBB+	1,049,688
1,615	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 4.000%, 6/15/28	6/24 at 100.00	BBB+	1,712,740
1,440	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340, 3.375%, 9/01/25, 144A (IF) (5)	3/25 at 100.00	BBB+	1,232,237
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
3,000	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	3,076,560
7,550	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	7,727,123
2,410	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	2,502,592
5,000	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Issue, Series 2014A, 4.000%, 9/01/29	9/24 at 100.00	BBB+	5,304,200
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	7/21 at 100.00	BB+	7,226,170
1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/30 (5)	7/26 at 100.00	AA	1,461,252
1,625	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 5.375%, 12/15/31 – FGIC Insured	No Opt. Call	BBB+	1,175,086

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39 (UB) (5)	No Opt. Call	BBB+	$7,584,300
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	BBB+	1,119,670
2,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 5.000%, 6/15/31	12/28 at 100.00	BBB+	2,681,055
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
40	21.551%, 1/01/24 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	57,609
460	21.551%, 1/01/24 (Pre-refunded 7/01/22), 144A (IF)	7/22 at 100.00	N/R (4)	662,506
1,705	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B, 5.000%, 1/01/42 (AMT)	1/28 at 100.00	Baa1	1,874,545
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
2,250	5.000%, 6/01/27	No Opt. Call	A	2,823,277
1,920	5.000%, 6/01/30	6/28 at 100.00	A-	2,426,957
68,515	Total New Jersey			64,977,702
	New Mexico – 0.5% (0.4% of Total Investments)
1,045	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (AMT)	10/20 at 100.00	N/R	1,045,533
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2012, 5.000%, 5/15/32	5/22 at 100.00	BB+	2,040,760
3,045	Total New Mexico			3,086,293
	New York – 12.5% (9.7% of Total Investments)
570	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A, 4.000%, 4/01/23	No Opt. Call	BBB-	595,439
985	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc Project, Series 2014, 4.500%, 1/01/25 (AMT), 144A	No Opt. Call	N/R	1,035,530
1,140	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	1,233,275
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
20	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (4)	22,561
820	5.000%, 5/01/23	No Opt. Call	BBB-	890,545
25	5.000%, 5/01/28 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (4)	28,130
975	5.000%, 5/01/28	5/23 at 100.00	BBB-	1,044,439
10,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/27 (UB) (5)	No Opt. Call	Aa2	12,561,600
790	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds, Samaritan Medical Center Project, Series 2017A, 4.000%, 11/01/42	11/27 at 100.00	BBB-	783,727
6,555	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	6,845,780
780	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23	No Opt. Call	N/R	820,014

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	9/20 at 100.00	B-	$1,000,080
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
190	5.000%, 1/01/22 – AMBAC Insured	10/20 at 100.00	Baa3	190,040
2,740	5.000%, 1/01/39 – AMBAC Insured	10/20 at 100.00	Baa3	2,740,438
3,300	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	3,545,883
1,325	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	1,406,236
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	6,878,950
2,705	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/31	11/21 at 100.00	A	2,835,002
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
760	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	791,608
500	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	519,410
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
2,390	5.000%, 8/01/26 (AMT)	8/21 at 100.00	BB-	2,399,417
430	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB-	429,622
1,135	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020, 5.250%, 8/01/31 (AMT)	8/30 at 100.00	BB-	1,175,996
1,000	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015, 5.000%, 1/01/21 (AMT)	No Opt. Call	BBB+	1,010,300
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
2,000	5.000%, 1/01/28 (AMT)	No Opt. Call	Baa3	2,232,340
2,000	5.000%, 1/01/30 (AMT)	1/28 at 100.00	Baa3	2,213,820
2,315	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa3	2,538,004
1,680	5.000%, 1/01/33 (AMT)	1/28 at 100.00	Baa3	1,832,006
935	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	1,009,875
4,110	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-one Series 2020, 4.000%, 7/15/50 (AMT) (UB) (5)	7/30 at 100.00	Aa3	4,585,568
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
820	5.000%, 1/01/32 (AMT)	1/26 at 100.00	BB	731,448
3,820	5.000%, 1/01/35 (AMT)	1/26 at 100.00	BB	3,303,460
650	5.000%, 1/01/36 (AMT)	1/26 at 100.00	BB	556,770

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$6,890	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	CCC+	$7,144,930
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B:
2,000	5.000%, 6/01/24	No Opt. Call	B-	2,053,200
2,250	5.000%, 6/01/25	No Opt. Call	B-	2,322,675
76,105	Total New York			81,308,118
	North Carolina – 1.1% (0.9% of Total Investments)
6,225	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019, 5.000%, 1/01/49	1/30 at 100.00	Aa1	7,457,239
	Ohio – 4.1% (3.2% of Total Investments)
7,450	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	7,380,417
5,650	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	6,215,000
3,240	Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc Project, Series 1998, 5.375%, 9/15/27 (AMT)	10/20 at 100.00	Ba3	3,243,175
560	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51	12/29 at 100.00	BBB-	538,339
4,190	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (6)	No Opt. Call	N/R	5,238
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21)	No Opt. Call	N/R	6,045,000
17,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	21,331
320	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	322,400
130	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	CCC	118,565
260	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38 (AMT), 144A	1/28 at 100.00	N/R	276,557
250	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B-	237,240
6,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (6)	No Opt. Call	N/R	7,500
2,125	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22	No Opt. Call	BB-	2,218,649
53,240	Total Ohio			26,629,411

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma – 0.7% (0.5% of Total Investments)
$975	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38	8/28 at 100.00	Baa3	$1,137,006
3,300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/25)	6/25 at 100.00	B-	3,330,261
4,275	Total Oklahoma			4,467,267
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/31	8/22 at 100.00	A-	1,064,250
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	10/20 at 100.00	N/R	689,967
1,730	Total Oregon			1,754,217
	Pennsylvania – 5.8% (4.5% of Total Investments)
	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019:
815	4.875%, 11/01/24	No Opt. Call	B-	776,263
725	5.125%, 5/01/30	No Opt. Call	B-	654,704
530	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	10/20 at 100.00	N/R	477,000
3,685	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa3	3,853,847
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	1,111,379
420	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (6)	No Opt. Call	N/R	525
400	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (6)	No Opt. Call	N/R	500
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB-	1,565,826
825	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/30	7/25 at 100.00	BBB-	850,261
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,025,350
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BB+	1,632,435
1,805	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (6)	No Opt. Call	N/R	2,256
1,970	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/49	8/29 at 100.00	AA	2,246,430

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	$5,000,120
3,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017, 5.000%, 12/01/35	12/27 at 100.00	A3	4,204,690
1,610	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	1,738,043
10,980	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/34	7/27 at 100.00	BBB-	12,572,869
36,310	Total Pennsylvania			37,712,498
	Puerto Rico – 3.1% (2.4% of Total Investments)
2,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.750%, 7/01/37	7/22 at 100.00	CC	2,082,500
3,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 1.449%, 7/01/27	No Opt. Call	C	3,241,875
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
4,000	0.000%, 7/01/31	7/28 at 91.88	N/R	2,948,160
3,041	0.000%, 7/01/33	7/28 at 86.06	N/R	2,061,281
449	4.500%, 7/01/34	7/25 at 100.00	N/R	475,213
1,245	0.000%, 7/01/51	7/28 at 30.01	N/R	257,366
2,031	4.750%, 7/01/53	7/28 at 100.00	N/R	2,134,662
4,500	5.000%, 7/01/58	7/28 at 100.00	N/R	4,804,650
1,791	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	1,880,568
22,557	Total Puerto Rico			19,886,275
	Rhode Island – 0.5% (0.4% of Total Investments)
	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building Projects, Refunding Series 2015A:
1,400	5.000%, 4/01/23	No Opt. Call	BBB	1,498,868
1,500	5.000%, 4/01/24	No Opt. Call	BBB	1,641,570
2,900	Total Rhode Island			3,140,438
	South Carolina – 1.1% (0.9% of Total Investments)
1,450	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.125%, 8/15/35, 144A	2/25 at 100.00	BB+	1,522,543
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Tender Option Bond Trust 2016-XG0098:
1,500	21.781%, 11/01/27 (Pre-refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	N/R (4)	2,268,300
1,010	21.760%, 11/01/28 (Pre-refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	N/R (4)	1,526,807
1,255	21.781%, 11/01/29 (Pre-refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	N/R (4)	1,897,811
5,215	Total South Carolina			7,215,461

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee – 1.1% (0.8% of Total Investments)
$2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A+	$2,109,540
1,935	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/26	1/23 at 100.00	A+	2,119,580
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
3,055	5.250%, 5/01/25, 144A	11/24 at 100.00	N/R	2,444,000
525	6.000%, 5/01/34, 144A	11/24 at 100.00	N/R	420,000
7,515	Total Tennessee			7,093,120
	Texas – 4.4% (3.4% of Total Investments)
1,385	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Estancia Hill Country Public Improvement District, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	1,433,766
2,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	A-	2,285,900
355	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	A-	367,443
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0080, 23.541%, 12/01/30 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	AA+	6,028,360
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	BB	2,020,600
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A:
535	5.000%, 6/01/21	No Opt. Call	Baa2	543,143
855	5.000%, 6/01/22	No Opt. Call	Baa2	883,565
915	5.000%, 6/01/23	No Opt. Call	Baa2	960,896
3,750	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/36	11/24 at 49.42	Baa2	1,623,150
3,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (AMT)	No Opt. Call	B	3,192,360
250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal Improvements Project, Refunding Series 2020B-2, 5.000%, 7/15/27 (AMT)	No Opt. Call	BB-	264,997
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/21 (AMT)	No Opt. Call	Baa1	205,596
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	B-	937,090
2,680	San Antonio Public Facilities Corporation, Texas, Lease Revenue Bonds, Convention Center Refinancing & Expansion Project, Tender Option Bond Trust 2015-XF0125, 21.693%, 9/15/29, 144A (IF) (5)	9/22 at 100.00	AA+	3,730,024

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
$100	22.353%, 8/15/22, 144A (IF) (5)	No Opt. Call	AA-	$142,135
155	22.143%, 8/15/24, 144A (IF) (5)	8/23 at 100.00	AA-	250,964
200	22.353%, 8/15/26, 144A (IF) (5)	8/23 at 100.00	AA-	316,446
170	22.102%, 8/15/27, 144A (IF) (5)	8/23 at 100.00	AA-	265,263
1,675	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48 (5)	9/27 at 100.00	Aaa	1,863,220
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015, 6.125%, 9/01/35	9/25 at 100.00	N/R	1,199,663
24,415	Total Texas			28,514,581
	Virgin Islands – 0.2% (0.2% of Total Investments)
1,310	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,423,289
	Virginia – 1.8% (1.4% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012:
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,007,530
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,438,722
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System,Tender Option Bond Trust 2016-XG0080:
1,800	22.296%, 5/15/27, 144A (IF) (5)	5/22 at 100.00	AA+	2,472,084
400	17.319%, 5/15/29, 144A (IF) (5)	5/22 at 100.00	AA+	505,104
120	22.296%, 5/15/29, 144A (IF) (5)	5/22 at 100.00	AA+	163,860
1,000	Roanoke Economic Development Authority, Virgina, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	12/22 at 100.00	N/R	1,005,410
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	3/22 at 100.00	N/R	702,179
120	4.500%, 3/01/29	3/22 at 100.00	N/R	117,845
1,505	5.000%, 3/01/30	3/22 at 100.00	N/R	1,512,525
2,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2018E, 4.150%, 12/01/49	12/27 at 100.00	AA+	2,778,250
10,550	Total Virginia			11,703,509
	Washington – 2.8% (2.2% of Total Investments)
2,200	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BB+	2,261,820
4,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, 5.000%, 10/01/32 (AMT) (UB) (5)	4/26 at 100.00	Aa2	4,605,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$270	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	9/20 at 100.00	N/R	$270,240
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bonds Trust 2015-XF1017, 3.697%, 1/01/35, 144A (IF) (5)	7/24 at 100.00	BBB+	4,740,350
970	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/35	8/29 at 100.00	BBB+	1,199,163
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
1,200	6.000%, 10/01/22, 144A	No Opt. Call	N/R	1,225,488
2,085	6.500%, 10/01/32, 144A	10/22 at 100.00	N/R	2,132,746
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013:
1,000	5.000%, 7/01/21	No Opt. Call	A-	1,018,810
1,000	5.000%, 7/01/23	No Opt. Call	A-	1,058,030
17,725	Total Washington			18,512,247
	West Virginia – 0.1% (0.1% of Total Investments)
500	West Virginia Economic Development Authority, Excess Lottery Revenue Bonds, Series 2017A, 5.000%, 7/01/30	7/27 at 100.00	AAA	635,100
	Wisconsin – 2.7% (2.1% of Total Investments)
415	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin - Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB-	421,291
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
660	5.250%, 12/01/22 (ETM)	No Opt. Call	N/R (4)	692,657
1,610	6.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (4)	1,813,810
3,190	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A	No Opt. Call	N/R	2,818,684
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
1,200	5.000%, 12/01/27, 144A	No Opt. Call	N/R	1,057,140
1,000	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	866,670
440	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A, 5.000%, 12/01/27	No Opt. Call	BBB-	484,348
255	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012, 5.000%, 4/01/22	No Opt. Call	BB	260,610
390	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)	No Opt. Call	BBB+	402,492
4,300	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)	5/26 at 100.00	A-	4,578,855
1,115	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	BBB-	1,178,956

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127:
$50	20.462%, 4/01/22, 144A (IF) (5)	No Opt. Call	AA-	$66,388
100	21.278%, 4/01/23, 144A (IF) (5)	No Opt. Call	AA-	155,013
185	20.892%, 4/01/24, 144A (IF) (5)	4/23 at 100.00	AA-	284,082
100	21.278%, 4/01/25, 144A (IF) (5)	4/23 at 100.00	AA-	153,796
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
5	5.250%, 12/15/23	No Opt. Call	AA	5,656
15	5.250%, 12/15/23 (ETM)	No Opt. Call	AA (4)	16,162
5	5.250%, 12/15/27 (ETM)	No Opt. Call	AA (4)	6,312
10	5.250%, 12/15/27	No Opt. Call	AA	12,516
2,175	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2017A, 4.000%, 11/01/47	11/26 at 100.00	AA	2,362,659
17,220	Total Wisconsin			17,638,097
$813,698	Total Municipal Bonds (cost $796,855,687)			817,164,179

Shares	Description (1)	Value
	COMMON STOCKS – 2.9% (2.2% of Total Investments)
	Electric Utilities – 2.9% (2.2% of Total Investments)
965,836	Energy Harbor Corp (9), (10), (11)	$18,592,343
	Total Common Stocks (cost $23,643,283)	18,592,343
	Total Long-Term Investments (cost $820,498,970)	835,756,522
	Floating Rate Obligations – (3.6)%	(23,468,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (26.9)% (12)	(174,901,677)
	Other Assets Less Liabilities – 1.9% (13)	12,434,641
	Net Assets Applicable to Common Shares – 100%	$649,821,486
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Ultra Bond	Short	(17)	12/20	$(3,764,594)	$(3,755,406)	$9,188	$(44,094)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$817,019,912	$144,267	$817,164,179
Common Stocks	—	18,592,343	—	18,592,343
Investments in Derivatives:
Futures Contracts*	9,188	—	—	9,188
Total	$9,188	$835,612,255	$144,267	$835,765,710

*	Represents net unrealized appreciation (depreciation).

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Common Stock received as part of the bankruptcy settlement for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 0.000%, 12/01/33 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40.
(11)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(12)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 20.9%.
(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.